Note 13 - Flow-through Share Premium Liability (Details Textual) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 13, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 14, 2024
Statement Line Items [Line Items]
Capital commitments					$ 5,001
Flow-through shares [member]
Statement Line Items [Line Items]
Proceeds from issuing shares	$ 5,001	$ 8,750	$ 5,001	$ 8,750
Number of shares issued (in shares)		6,076,500	5,320,000	6,076,500	5,320,000